Leases - Supplemental Balance Sheet and Other Information (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Operating lease right-of-use assets	$ 116,238	$ 105,240
Current operating lease liabilities	24,335	22,268
Long-term operating lease liabilities	$ 96,658	$ 79,063
Weighted average remaining lease term - operating leases	7 years 4 months 17 days	6 years 9 months 18 days
Weighted average discount rate	3.31%	2.85%
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible List]	Other long-term assets	Other long-term assets
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	Accrued And Other Liabilities, Current	Accrued And Other Liabilities, Current
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	Other long-term liabilities	Other long-term liabilities